Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.36%
Australia–2.67%
ALS Ltd.	4,448,352	$35,137,556
Cochlear Ltd.	320,665	51,573,858
IPH Ltd.	7,864,717	41,780,181
		128,491,595
Austria–0.49%
Fabasoft AG	1,170,093	23,602,005
Brazil–2.31%
Odontoprev S.A.	14,272,953	37,004,791
TOTVS S.A.	6,145,737	38,430,757
WEG S.A.	4,262,300	35,982,240
		111,417,788
Canada–1.68%
CCL Industries, Inc., Class B	739,409	35,449,465
Descartes Systems Group, Inc. (The)(a)	579,294	45,182,867
		80,632,332
Denmark–1.23%
Chemometec A/S(a)(b)	881,724	59,183,745
France–4.53%
Alten S.A.	264,736	38,171,702
Interparfums S.A.	622,177	44,905,295
Lectra	1,239,422	39,484,567
Neurones	921,048	38,330,837
Thermador Groupe	290,951	25,782,684
Vetoquinol S.A.	307,919	31,252,691
		217,927,776
Germany–8.44%
Amadeus Fire AG(b)	294,416	34,969,090
Atoss Software AG	154,077	37,433,640
Carl Zeiss Meditec AG, BR	567,724	65,751,082
CTS Eventim AG & Co. KGaA	701,589	47,859,798
Fuchs Petrolub SE, Preference Shares	690,697	28,561,191
Knorr-Bremse AG	444,772	31,293,462
Nemetschek SE	517,128	37,651,376
New Work SE(b)	305,413	35,974,619
Sartorius AG, Preference Shares	130,200	53,715,952
STRATEC SE	588,517	33,003,679
		406,213,889
Iceland–1.27%
Marel HF(c)	11,041,344	36,417,482
Ossur HF(a)	5,274,070	24,641,545
		61,059,027
India–2.93%
AIA Engineering Ltd.	580,541	24,417,175
Britannia Industries Ltd.	690,100	40,227,950
Coforge Ltd.	786,622	44,982,164
Triveni Turbine Ltd.	6,476,606	31,492,895
		141,120,184
Shares		Value
Indonesia–0.60%
PT Selamat Sempurna Tbk	216,454,500	$28,706,948
Israel–1.67%
Nice Ltd., ADR(a)	370,049	80,615,175
Italy–4.52%
Antares Vision S.p.A.(a)(b)	2,518,258	17,000,451
DiaSorin S.p.A.	445,187	50,020,352
Interpump Group S.p.A.	865,404	47,102,754
Recordati Industria Chimica e Farmaceutica S.p.A.	770,905	39,855,595
Technoprobe S.p.A.(a)	3,434,744	31,400,560
Tinexta S.p.A.	1,726,657	32,290,184
		217,669,896
Japan–21.58%
Ariake Japan Co. Ltd.	1,567,600	57,162,505
As One Corp.	1,077,626	42,872,300
Azbil Corp.	1,779,500	56,145,491
Benefit One, Inc.	4,077,100	42,177,672
Daifuku Co. Ltd.	2,545,400	54,239,766
Disco Corp.	380,800	71,528,347
Fukui Computer Holdings, Inc.(b)	1,764,900	32,562,089
Funai Soken Holdings, Inc.	1,175,400	21,806,957
Japan Elevator Service Holdings Co. Ltd.	3,191,700	39,483,997
Kakaku.com, Inc.	2,407,500	35,973,946
Medikit Co. Ltd.	301,800	5,359,603
Meitec Corp.	3,191,858	58,128,279
MISUMI Group, Inc.	1,701,700	31,161,704
MonotaRO Co. Ltd.	2,261,820	27,664,071
NSD Co. Ltd.	2,075,694	40,663,333
OBIC Business Consultants Co. Ltd.	1,105,400	46,459,535
Obic Co. Ltd.	553,700	90,671,205
SCSK Corp.	2,211,100	36,765,189
Seria Co. Ltd.	2,232,900	37,475,000
Shimano, Inc.	232,700	35,260,886
SHO-BOND Holdings Co. Ltd.	1,056,500	42,917,627
Sysmex Corp.	512,400	34,722,907
TechnoPro Holdings, Inc.	1,665,800	43,099,472
TKC Corp.	1,337,518	34,786,905
USS Co. Ltd.	1,143,748	19,822,624
		1,038,911,410
Jersey–0.83%
JTC PLC(c)	4,319,626	39,934,916
Netherlands–0.95%
IMCD N.V.	301,173	45,722,629
New Zealand–0.49%
Fisher & Paykel Healthcare Corp. Ltd.	1,539,202	23,477,013
Norway–0.49%
Medistim ASA	910,000	23,340,667
South Africa–0.43%
Cashbuild Ltd.	737,640	6,668,731

See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Shares		Value
South Africa–(continued)
Hudaco Industries Ltd.	1,532,712	$13,884,909
		20,553,640
South Korea–0.66%
NICE Information Service Co. Ltd.(b)	4,326,599	31,849,824
Sweden–10.13%
AddTech AB, Class B	1,374,749	25,521,323
Biotage AB	2,955,786	36,255,825
Bravida Holding AB(c)	3,112,674	24,948,616
Cellavision AB	1,101,561	22,961,067
Epiroc AB, Class A	1,836,324	36,495,092
Fortnox AB	5,439,840	33,412,920
Hexpol AB	3,133,773	34,059,890
Karnov Group AB(a)(b)	8,998,684	42,572,944
Lifco AB, Class B	1,653,219	33,219,379
Lime Technologies AB(b)	669,611	17,526,370
Loomis AB	1,070,605	31,119,229
MIPS AB(c)(d)	916,258	41,265,999
Mycronic AB	1,399,833	30,036,254
Sdiptech AB, Class B(a)(b)	2,085,173	57,564,853
SmartCraft ASA(a)	10,011,921	20,543,030
		487,502,791
Switzerland–9.96%
Belimo Holding AG	96,358	51,952,333
Bossard Holding AG, Class A	95,960	22,395,268
Forbo Holding AG	24,038	34,638,728
Interroll Holding AG, Class R	9,097	29,136,282
Kardex Holding AG	213,351	53,174,530
LEM Holding S.A.	21,521	51,834,816
Partners Group Holding AG	98,127	110,194,347
Tecan Group AG, Class R(a)	118,691	47,236,132
VAT Group AG(c)	54,252	23,066,393
VZ Holding AG	601,516	55,856,365
		479,485,194
Taiwan–0.63%
Advantech Co. Ltd.	2,452,726	30,555,176
United Kingdom–15.89%
Alpha Financial Markets Consulting PLC(b)	7,644,144	37,472,062
Auction Technology Group PLC(a)	3,668,822	33,361,386
Bunzl PLC	882,246	32,701,775
Croda International PLC	975,176	73,750,594
Diploma PLC	1,281,578	53,235,283
FDM Group Holdings PLC	4,448,508	31,200,414
Greggs PLC	820,998	29,106,890
Halma PLC	1,976,025	56,775,306
Shares		Value
United Kingdom–(continued)
Hill & Smith PLC	1,667,395	$33,735,132
Howden Joinery Group PLC	4,156,566	39,349,013
IMI PLC	2,190,651	45,843,895
Intertek Group PLC	515,625	28,851,862
Rathbones Group PLC	1,554,085	35,884,198
Restore PLC(b)	13,286,712	27,710,281
Rightmove PLC	5,655,836	41,442,851
Rotork PLC	9,147,324	36,231,931
Spirax-Sarco Engineering PLC	463,181	66,170,634
Victrex PLC	917,088	18,166,350
Weir Group PLC (The)	1,850,479	43,609,769
		764,599,626
United States–2.98%
Allegion PLC	348,081	40,676,746
Bruker Corp.	792,869	54,485,958
ICON PLC(a)	192,923	48,502,771
		143,665,475
Total Common Stocks & Other Equity Interests (Cost $3,604,676,918)		4,686,238,721
Money Market Funds–2.15%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(b)(e)	36,245,322	36,245,322
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(b)(e)	25,880,893	25,883,482
Invesco Treasury Portfolio, Institutional Class, 5.18%(b)(e)	41,423,225	41,423,225
Total Money Market Funds (Cost $103,552,516)		103,552,029
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.51% (Cost $3,708,229,434)		4,789,790,750
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.08%
Invesco Private Government Fund, 5.24%(b)(e)(f)	1,097,840	1,097,840
Invesco Private Prime Fund, 5.38%(b)(e)(f)	2,823,018	2,823,018
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,920,620)		3,920,858
TOTAL INVESTMENTS IN SECURITIES—99.59% (Cost $3,712,150,054)		4,793,711,608
OTHER ASSETS LESS LIABILITIES–0.41%		19,644,297
NET ASSETS–100.00%		$4,813,355,905
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,447,173	$233,614,305	$(203,816,156)	$-	$-	$36,245,322	$758,096
Invesco Liquid Assets Portfolio, Institutional Class	4,604,909	166,867,360	(145,582,935)	(884)	(4,968)	25,883,482	564,146
Invesco Treasury Portfolio, Institutional Class	7,368,198	266,987,777	(232,932,750)	-	-	41,423,225	879,973
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	40,399,003	(39,301,163)	-	-	1,097,840	75,005*
Invesco Private Prime Fund	-	100,537,850	(97,716,650)	238	1,580	2,823,018	199,966*
Investments in Other Affiliates:
Alpha Financial Markets Consulting PLC	25,993,604	8,331,729	-	3,146,729	-	37,472,062	324,669
Amadeus Fire AG	30,113,154	3,385,911	(4,249,789)	5,703,217	16,597	34,969,090	1,098,706
Antares Vision S.p.A.	16,508,773	4,341,202	-	(3,849,524)	-	17,000,451	-
Ariake Japan Co. Ltd.**	66,191,196	132,731	(12,062,509)	8,209,502	(5,308,415)	57,162,505	894,797
Chemometec A/S***	50,157,097	25,049,798	-	(16,023,150)	-	59,183,745	-
Fukui Computer Holdings, Inc.	31,715,825	8,614,331	-	(7,768,067)	-	32,562,089	658,577
Johnson Service Group PLC	37,689,191	-	(49,005,025)	13,554,447	(2,238,613)	-	232,147
Karnov Group AB	34,774,863	11,571,066	-	(3,772,985)	-	42,572,944	-
Lime Technologies AB	13,931,719	1,722,709	(4,625,839)	9,105,489	(2,607,708)	17,526,370	194,889
New Work SE***	31,108,966	7,784,794	-	(2,919,141)	-	35,974,619	1,717,183
NICE Information Service Co. Ltd.***	21,106,756	17,824,259	-	(7,081,191)	-	31,849,824	721,273
Restore PLC	45,141,202	6,867,732	(2,918,552)	(19,904,771)	(1,475,330)	27,710,281	621,531
Sdiptech AB, Class B	45,943,824	3,251,869	(10,451,469)	14,179,053	4,641,576	57,564,853	-
Total	$468,796,450	$907,284,426	$(802,662,837)	$(7,421,038)	$(6,975,281)	$559,021,720	$8,940,958

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of July 31, 2023, this security was not considered as an affiliate of the Fund.
***	As of October 31, 2022, this security was not considered as an affiliate of the Fund.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $165,633,406, which represented 3.44% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at July 31, 2023.
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$128,491,595	$—	$128,491,595
Austria	—	23,602,005	—	23,602,005
Brazil	111,417,788	—	—	111,417,788
Canada	80,632,332	—	—	80,632,332
Denmark	—	59,183,745	—	59,183,745
France	—	217,927,776	—	217,927,776
Germany	—	406,213,889	—	406,213,889
Iceland	—	61,059,027	—	61,059,027
India	—	141,120,184	—	141,120,184
Indonesia	—	28,706,948	—	28,706,948
Israel	80,615,175	—	—	80,615,175
Italy	—	217,669,896	—	217,669,896
Japan	—	1,038,911,410	—	1,038,911,410
Jersey	—	39,934,916	—	39,934,916
Netherlands	—	45,722,629	—	45,722,629
New Zealand	—	23,477,013	—	23,477,013
Norway	—	23,340,667	—	23,340,667
South Africa	—	20,553,640	—	20,553,640
South Korea	—	31,849,824	—	31,849,824
Sweden	—	487,502,791	—	487,502,791
Switzerland	—	479,485,194	—	479,485,194
Taiwan	30,555,176	—	—	30,555,176
United Kingdom	—	764,599,626	—	764,599,626
United States	143,665,475	—	—	143,665,475
Money Market Funds	103,552,029	3,920,858	—	107,472,887
Total Investments	$550,437,975	$4,243,273,633	$—	$4,793,711,608
Invesco International Small-Mid Company Fund